Significant Accounting Policies (Details) - Schedule of Property, plant, and equipment	Mar. 31, 2023
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Transportation vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Transportation vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years